TAXES ON INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Domestic	$ 1,007	$ 1,087	$ 475
Foreign	2,141	2,218	2,360
Income (loss) before taxes on income	$ 3,148	$ 3,305	$ 2,835